Supplemental Cash Flow Information - Summary Of Net Change In Non Cash Working Capital And Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Change in Working Capital and Other [Line Items]
Accounts receivable	$ (56,861)	$ 1,169
Contract assets	(45,169)	(16,038)
Inventories	(78,697)	39,564
Work-in-progress related to finance leases	(5,817)	(36,169)
Finance leases receivable	(81,049)	(39,084)
Income taxes receivable	3,097	19,986
Prepayments	(35,198)	(4,806)
Accounts payable and accrued liabilities and provisions	77,875	50,510
Income taxes payable	(11,042)	4,931
Deferred revenue	179,497	49,205
Foreign currency and other	(17,954)	13,669
Increase Decrease In Working Capital	(71,318)	82,937
Interest paid – short- and long-term borrowings	29,640	17,315
Interest paid – lease liabilities	3,398	3,029
Total interest paid	33,038	20,344
Interest received	1,269	454
Taxes paid	27,813	13,725
Taxes received	$ 5,399	$ 23,137